Summarized Information Related to Stock Warrants (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	9,099,516	8,248,683
Warrants Exercisable, Weighted Average Remaining Life In Years	3 years 2 months 12 days	3 years 3 months 18 days
Warrants Exercisable, Exercisable Number of Warrants	8,399,516	7,548,683	[1]
Exercise Price 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	0.30	0.30
Warrants Outstanding, Number of Warrants	650,000	650,000
Warrants Exercisable, Weighted Average Remaining Life In Years	4 years 2 months 12 days	4 years 4 months 24 days
Warrants Exercisable, Exercisable Number of Warrants	650,000	650,000
Exercise Price 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	0.40	0.40
Warrants Outstanding, Number of Warrants	250,000	200,000
Warrants Exercisable, Weighted Average Remaining Life In Years	4 years 8 months 12 days	4 years 10 months 24 days
Warrants Exercisable, Exercisable Number of Warrants	250,000	200,000
Exercise Price 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	0.50	0.50
Warrants Outstanding, Number of Warrants	677,100	502,100
Warrants Exercisable, Weighted Average Remaining Life In Years	4 years 8 months 12 days	4 years 9 months 18 days
Warrants Exercisable, Exercisable Number of Warrants	677,100	502,100
Exercise Price 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	0.53	0.53
Warrants Outstanding, Number of Warrants	380,000	380,000
Warrants Exercisable, Weighted Average Remaining Life In Years	3 years 1 month 6 days	3 years 4 months 24 days
Warrants Exercisable, Exercisable Number of Warrants	380,000	380,000
Exercise Price 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	0.58	0.58
Warrants Outstanding, Number of Warrants	50,000	50,000
Warrants Exercisable, Weighted Average Remaining Life In Years	4 years 6 months	4 years 9 months 18 days
Warrants Exercisable, Exercisable Number of Warrants	50,000	50,000
Exercise Price 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	0.75	0.75
Warrants Outstanding, Number of Warrants	4,669,222	4,043,389
Warrants Exercisable, Weighted Average Remaining Life In Years	2 years 10 months 24 days	2 years 9 months 18 days
Warrants Exercisable, Exercisable Number of Warrants	4,669,222	4,043,389
Exercise Price 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	0.94	0.94
Warrants Outstanding, Number of Warrants	50,000	50,000
Warrants Exercisable, Weighted Average Remaining Life In Years	4 years 6 months	4 years 9 months 18 days
Warrants Exercisable, Exercisable Number of Warrants	50,000	50,000
Exercise Price 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	1.00	1.00
Warrants Outstanding, Number of Warrants	550,000	550,000
Warrants Exercisable, Weighted Average Remaining Life In Years	4 years 2 months 12 days	4 years 4 months 24 days
Warrants Exercisable, Exercisable Number of Warrants	550,000	550,000
Exercise Price 9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	1.50	1.50
Warrants Outstanding, Number of Warrants	862,800	862,800
Warrants Exercisable, Weighted Average Remaining Life In Years	2 years 2 months 12 days	2 years 6 months
Warrants Exercisable, Exercisable Number of Warrants	862,800	862,800
Exercise Price 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	1.75	1.75
Warrants Outstanding, Number of Warrants	20,000	20,000
Warrants Exercisable, Weighted Average Remaining Life In Years	2 years	2 years 3 months 18 days
Warrants Exercisable, Exercisable Number of Warrants	20,000	20,000
Exercise Price 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	2.00	2.00
Warrants Outstanding, Number of Warrants	123,530	123,530
Warrants Exercisable, Weighted Average Remaining Life In Years	3 years 7 months 6 days	3 years 10 months 24 days
Warrants Exercisable, Exercisable Number of Warrants	123,530	123,530
Exercise Price 12
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	2.50	2.50
Warrants Outstanding, Number of Warrants	20,000	20,000
Warrants Exercisable, Weighted Average Remaining Life In Years	2 years 3 months 18 days	2 years 7 months 6 days
Warrants Exercisable, Exercisable Number of Warrants	20,000	20,000
Exercise Price 13
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	3.00	3.00
Warrants Outstanding, Number of Warrants	36,864	36,864
Warrants Exercisable, Weighted Average Remaining Life In Years	3 years 1 month 6 days	3 years 3 months 18 days
Warrants Exercisable, Exercisable Number of Warrants	36,864	36,864
Exercise Price 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	4.00	4.00
Warrants Outstanding, Number of Warrants	60,000	60,000
Warrants Exercisable, Weighted Average Remaining Life In Years	2 years 6 months	2 years 9 months 18 days
Warrants Exercisable, Exercisable Number of Warrants	60,000	60,000
Exercise Price 15
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding, Exercise Price Description	Variable [2]	Variable
Warrants Outstanding, Number of Warrants	700,000	700,000
Warrants Exercisable, Weighted Average Remaining Life In Years	0 years	0 years	[1]
Warrants Exercisable, Exercisable Number of Warrants	0	0	[1]

[1]	Warrants to purchase 700,000 shares of common stock have an exercise price which is the greater of $1.50 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability of warrants is subject to satisfaction of certain performance criteria which did not occur during the year ended December 31, 2014.
[2]	Warrants to purchase 700,000 shares of common stock have an exercise price which is the greater of $1.50 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability of warrants is subject to satisfaction of certain performance criteria which did not occur as of March 31, 2015.